Operating Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Operating Lease Liabilities [Abstract]
Schedule of Future Operating Lease Payments	Future operating lease payments, excluding short-term leases, as of March 31, 2024, are detailed as follows:
Operating leases	S$	US$
2025	1,486,401	1,103,081
2026	1,486,401	1,103,081
2027	923,744	685,524
2028	507,605	376,701
2029	362,903	269,316
Thereafter	690,000	512,059
Total future lease payment	5,457,054	4,049,762
Less: Imputed interest	(729,781)	(541,582)
Present value of operating lease liabilities	4,727,273	3,508,180
Less: Current portion	(1,240,129)	(920,318)
Long-term portion of lease liabilities	3,487,144	2,587,862

Schedule of Weighted-Average Lease Terms and Discount Rates for Operating Leases	The following table shows the weighted-average lease terms and discount rates for operating leases:
	2023	2024
Weighted average remaining lease term (Years)
Operating leases	2	4

Weighted average discount rate (%)
Operating leases	3%	5%